Share Capital (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Share Year shares	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 Share USD ($)	Jun. 27, 2007 shares
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation	$ 1,199,000	$ 1,842,000
Expense from share-based payment transactions	1,199,000	1,842,000
Share capital	$ 528,722,000	$ 527,908,000
Number of share options granted | Share	0	25,000
Fair value of options	$ 0	$ 57,000.000
Number of outstanding share options not yet vested and exercisable | Share	69,900
Remaining life of outstanding share options	1 year 4 months 17 days
Number of shares authorised for bonus shares | shares	364,000
Omnibus Plan [Member]
Disclosure Of Classes Of Share Capital Line Items
Options pursuant to an exemption | shares				250,000
Share-based compensation	$ 1,446,000	2,193,000
Expense from share-based payment transactions	1,199,000	1,842,000
Share-based compensation capitalized to mineral property, plant and equipment	247,000	351,000
Capital reserve	791,000	1,203,000
Share capital	204,000	150,000
Additional paid-in capital	451,000	840,000
Exercise of options and warrants and vesting of restricted share units transferred from equity reserves to share capital.	610,000	874,000
Share Options [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation		159,000
Share Options [Member] | Bottom of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options	3 days
Share Options [Member] | Top of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options	8 years 5 months 26 days
Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation	$ 1,242,000	$ 1,884,000
Number of other equity instruments outstanding | Share	1,502,496	1,151,035	464,886
Number of other equity instruments exercised or vested in share-based payment arrangement | Share	84,258
Number of share units expected to be settled in cash | shares	600,590
Number of other equity instruments granted in share-based payment arrangement | Share	505,726	918,252
Weighted average fair value at measurement date, other equity instruments granted	$ 1,573,000	$ 2,389,000
Number of restricted shares settled | shares	87,072	153,304
Number of restricted shares settled upon vesting in restricted shares unit | shares	67,193	68,675
Proceeds cash from vesting options	$ 214,000	$ 204,000
Restricted Share Unit (RSU) [Member] | Construction Finance [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	86,557
Restricted Share Unit (RSU) [Member] | Production [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	45,261
Restricted Share Unit (RSU) [Member] | January 2022 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	801,632
Restricted Share Unit (RSU) [Member] | January 2023 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	481,663
Restricted Share Unit (RSU) [Member] | Other [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share	3,125
Unrestricted Shares [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares	58,032	57,481
Share-based compensation	$ 204,000	$ 150,000
Warrant [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding	745,307	3,137,918	3,137,918
Expiry period of outstanding share purchase warrants | Year	2.25